Restricted Share Units (Details) - Schedule of Changes in RSUs - Restricted Stock Units [Member]	3 Months Ended				12 Months Ended
	Jan. 31, 2024 $ / shares shares		Jan. 31, 2024 $ / shares shares		Oct. 31, 2023 $ / shares shares	Oct. 31, 2023 $ / shares shares
Schedule of Changes in RSUs [Line Items]
Number of RSUs, Beginning balance
Weighted average issue price, Beginning balance | (per share)
Number of RSUs, Granted	198	[1]	198	[1]	2,200	2,200
Granted, Weighted average issue price, Granted | (per share)	$ 2.7	[1]	$ 3.62	[1]	$ 41.46	$ 55.97
Number of RSUs, Vested	(198)		(198)		(2,200)	(2,200)
Vested, Weighted average issue price,Vested | (per share)	$ 2.8		$ 3.62		$ 41.46	$ 55.97
Number of RSUs, Ending Balance
Weighted average issue price, Ending Balance | (per share)

[1]	During the three months ended January 31, 2024, the Company issued 198 RSU’s with a fair value of $534 to consultants (2023-$55,434).